Condensed Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Revenues
Healthcare services revenues	$ 433	$ 199
Operating expenses
Cost of healthcare services	406	265
General and administrative	2,734	1,337
Depreciation and amortization	34	24
Total operating expenses	3,174	1,626
Loss from operations	(2,741)	(1,427)
Other income	11
Interest expense	(2)	(1,312)
Change in fair value of warrant liability	2,474	5,101
Income/(Loss) from continuing operations before provision for income taxes	(258)	2,362
Provision for income taxes	2	2
Income/(Loss) from continuing operations	(260)	2,360
Loss from discontinued operations, net of income taxes		(221)
Net Income/(Loss)	$ (260)	$ 2,139
Basic net income (loss) from continuing operations per share: (in Dollars per share)	$ (0.01)	$ 0.12
Basic weighted number of shares outstanding (in Shares)	25,286	19,449
Diluted net income (loss) from continuing operations per share: (in Dollars per share)	$ (0.01)	$ 0.08
Diluted weighted number of shares outstanding (in Shares)	25,286	28,166
Basic net loss from discontinued operations per share: (in Dollars per share)	$ 0.00	$ (0.01)
Diluted net loss from discontinued operations per share: (in Dollars per share)	$ 0.00	$ (0.01)